Fair Value Quantitative And Qualitative Disclosures	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Fair Value Quantitative And Qualitative Disclosures
13.	FAIR VALUE QUANTITATIVE AND QUALITATIVE DISCLOSURES
The fair value is the amount at which an asset can be exchanged, or at which a liability can be settled, in mutual independent terms and conditions between participants of the principal market (or the most advantageous market) who are duly informed and willing to transact in an orderly and current transaction, at the measurement date under the current market conditions whether the price is directly observable or estimated using a valuation technique under the assumption that the Bank is an ongoing business.
When a financial instrument is quoted in a liquid and active market, its price in the market in a real transaction provides the most reliable evidence of its fair value. Nevertheless, when there is no quoted price in the market or it cannot be evidence of the fair value of such instrument, in order to determine such fair value, the entities may use the market value of another instrument with similar characteristics, the analysis of discounted cash flows or other applicable techniques, which shall be significantly affected by the assumptions used.
Notwithstanding the above, the Bank’s Management has used its best judgment to estimate the fair values of its financial instruments; any technique to perform such estimate implies certain inherent fragility level.
Fair value hierarchy
The Bank uses the following hierarchy to determine and disclose the fair value of financial instruments, according to the valuation technique applied:

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Level 1: quoted prices (unadjusted) observable in active markets that the Bank accesses to at the measurement day for identical assets or liabilities. The Bank considers markets as active only if there are sufficient trading activities with respect to the volume and liquidity of the identical assets or liabilities and when there are binding and exercisable price quotes available at each reporting period.

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Level 2: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are observable for the asset or liability, either directly or indirectly. Such inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical instruments in inactive markets and observable inputs other than quoted prices, such as interest rates and yield curves, implied volatilities, and credit spreads. In addition, adjustments to level 2 inputs may be required for the condition or location of the asset or the extent to which it relates to items that are comparable to the valued instrument. However, if such adjustments are based on unobservable inputs that are significant to the entire measurement, the Bank will classify the instruments as Level 3.

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Level 3: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are not based on observable market information.

The following tables show the hierarchy in the Bank’s financial asset and liability at fair value measurement, as of December 31, 2023 and 2022:
Categories of financial assets and liabilities as of December 31, 2023

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial assets
Cash and deposits in banks
Cash	397,357,431
Financial institutions	805,691,627
Other	56,037
Debt securities at fair value through profit or loss			1,752,113,837	1,731,451,370	20,655,451	7,016
Derivative financial instruments			13,143,270	656	13,142,614
Repo transactions
BCRA	615,582,382
Other financial assets	174,990,394		26,390,995	26,327,594		63,401

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial assets (contd.)
Loans and other financing
To the non-financial government sector	4,715,710
Other financial institutions	9,965,075
To the non-financial private sector and foreign residents
Overdrafts	287,899,182
Documents	338,338,841
Mortgage loans	165,128,338
Pledge loans	28,127,344
Personal loans	238,271,939
Credit cards	484,769,569
Financial leases	9,488,598
Other (1)	266,953,257
Other debt securities	139,245,136	291,689,362		288,936,082	2,753,280
Financial assets delivered as guarantee	107,662,222		25,228,862	25,228,862
Equity instruments at fair value through profit or loss			3,213,841	1,136,009		2,077,832

TOTAL FINANCIAL ASSETS	4,074,243,082	291,689,362	1,820,090,805	2,073,080,573	36,551,345	2,148,249

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial government sector	187,100,670
From the financial sector	20,185,431
From the non-financial private sector and foreign residents
Checking accounts	509,621,461
Savings accounts	1,430,030,343
Time deposits and investment accounts	1,048,237,134
Other	175,065,571
Liabilities at fair value through profit or loss			13,825,475	13,825,475
Derivative financial instruments			2,837,879	40,390	2,797,489
Repo transactions
Other financial entities	23,601,328
Other financial liabilities	374,491,943
Financing received from Central Bank and other financial institutions	19,799,011
Issued corporate bonds	58,864,013
Subordinated corporate bonds	328,227,793

TOTAL FINANCIAL LIABILITIES	4,175,224,698		16,663,354	13,865,865	2,797,489

Categories of financial assets and liabilities as of December 31, 2022

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial assets
Cash and deposits in banks
Cash	85,987,793
Financial institutions	692,771,013
Other	37,738
Debt securities at fair value through profit or loss			657,238,645	643,243,336	10,782,004	3,213,305
Derivative financial instruments			133,591	59,768	73,823
Repo transactions
BCRA	192,852,624
Other financial assets	166,404,589		14,039,085	13,885,203		153,882
Loans and other financing
To the non-financial government sector	6,872,050
Other financial institutions	2,887,593
To the non-financial private sector and foreign residents
Overdrafts	153,368,437
Documents	254,649,736
Mortgage loans	192,779,725
Pledge loans	29,836,828
Personal loans	443,848,226
Credit cards	594,100,838
Financial leases	4,318,607
Other (1)	181,426,804
Other debt securities	1,866,140,944	429,468,486		429,468,486
Financial assets delivered as guarantee	95,353,885
Equity instruments at fair value through profit or loss			2,614,136	481,047		2,133,089

TOTAL FINANCIAL ASSETS	4,963,637,430	429,468,486	674,025,457	1,087,137,840	10,855,827	5,500,276

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial government sector	342,399,722
From the financial sector	5,148,961
From the non-financial private sector and foreign residents
Checking accounts	495,523,560
Savings accounts	1,307,102,600
Time deposits and Investment accounts	1,771,977,942
Other	111,806,481
Liabilities at fair value through profit or loss			1,638,088	1,638,088
Derivative financial instruments			7,382	7,382
Other financial liabilities	420,684,684
Financing received from Central Bank and other financial institutions	7,627,436
Issued corporate bonds	8,456,451
Subordinated corporate bonds	224,617,825

TOTAL FINANCIAL LIABILITIES	4,695,345,662		1,645,470	1,645,470

Description of the valuation process
The fair value of instruments categorized as Level 1 was assessed by using quoted prices effective at the end of each fiscal year in active markets for identical assets or liabilities, if representative. Currently, for most of the government and private securities, there are two principal markets in which the Bank operates: BYMA and MAE. Additionally, in the case of derivatives, both MAE and Mercado a Término de Rosario SA (ROFEX) are deemed active markets.
On the other hand, for certain assets and liabilities that do not have an active market, categorized as Level 2, the Bank used valuation techniques that included the use of market transactions performed under mutual independent terms and conditions, between interested and duly informed parties, provided that they are available as well as references to the current fair value of another instrument being substantially similar, or otherwise the analysis of cash flows discounted at rates built from market information of similar instruments.
In addition, certain assets and liabilities included in this category were valued using price quotes of identical instruments in “less active markets”.
Finally, the Bank has categorized as level 3 those assets and liabilities for which there are no identical or similar transactions in the market. To determine the market value of these instruments the Bank used valuation techniques based on own assumptions. For this approach, the Bank mainly used the cash flow discount model.
As of December 31, 2023 and 2022, the Bank has neither changed the techniques nor the assumptions used to estimate the fair value of the financial instruments.
Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets recognized at fair value categorized as level 3:

Reconciliation	As of December 31, 2023
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning	3,213,305	153,882	2,133,089
Transfers to level 3
Transfers from level 3 (1)			(140,628)
Profit and loss	2,331,940	37,262	2,250,161
Recognition and derecognition	(3,455,281)		25,082
Monetary effects	(2,082,948)	(127,743)	(2,189,872)

Amount at the end of the fiscal year	7,016	63,401	2,077,832

Reconciliation	As of December 31, 2022
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning	6,774,234	188,174	12,811,441
Transfers to level 3
Transfers from level 3
Profit and loss	2,277,140	15,770	11,198
Recognition and derecognition	(2,497,377)	65,586	(7,810,219)
Monetary effects	(3,340,692)	(115,648)	(2,879,331)

Amount at the end of the fiscal year	3,213,305	153,882	2,133,089

(1)	Transfer of equity instruments at fair value through profit or loss from level 3 to level 1 that were measured using quoted prices observable in active markets as of December 31, 2023.

The fair values of instruments measured at level 3 are determined by the entity based on valuation techniques derived from the “income method”, whose main unobservable data are related to discount rates, and on which a reasonable change in such input data would not generate significant effects on the Financial Statements taken as a whole.
Changes in fair value levels
The Bank monitors the availability of information in the market to evaluate the classification of financial instruments into the fair value hierarchy as well as the resulting determination of transfers between levels 1, 2 and 3 at each period end.
Except for the foregoing, as of December 31, 2023 and 2022, the Bank has not recognized any transfers between levels 1, 2 and 3.
Financial assets and liabilities not measured at fair value
Next follows a description of the main methods and assumptions used to determine the fair values of financial instruments not recognized at their fair value in these consolidated Financial Statements:

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Instruments with fair value similar to the carrying amount: financial assets and liabilities that are liquid or have short-term maturities (less than three months) were deemed to have a fair value similar to the carrying amount.

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Fixed and variable rate of financial instruments: the fair value of financial assets was recognized discounting future cash flows at current market rates for each fiscal year for financial instruments of similar characteristics. The estimated fair value of fixed-interest rate deposits and liabilities was assessed discounting future cash flows by using estimated interest rates for deposits or placings with similar maturities to those of the Bank’s portfolio.

•	For public listed assets and liabilities, or those for which the prices are reported by certain renowned pricing providers, the fair value was determined based on such prices.
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2023 and 2022:

Composition	12/31/2023
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	1,203,105,095	1,203,105,095			1,203,105,095
Repo transactions	615,582,382	615,582,382			615,582,382
Other financial assets	174,990,394	174,990,394			174,990,394
Loans and other financing	1,833,657,853			1,612,236,333	1,612,236,333
Other debt securities	139,245,136	92,032,365	55,565,564		147,597,929
Financial assets delivered as guarantee	107,662,222	107,662,222			107,662,222

Total	4,074,243,082	2,193,372,458	55,565,564	1,612,236,333	3,861,174,355

Financial liabilities
Deposits	3,370,240,610	2,091,506,221		1,280,298,042	3,371,804,263
Repo transactions	23,601,328	23,601,328			23,601,328
Other financial liabilities	374,491,943	362,362,512	11,631,954		373,994,466
Financing received from the BCRA and other financial institutions	19,799,011	7,807,601	6,142,257		13,949,858
Issued corporate bonds	58,864,013		59,650,007		59,650,007
Subordinated corporate bonds	328,227,793		277,875,886		277,875,886

Total	4,175,224,698	2,485,277,662	355,300,104	1,280,298,042	4,120,875,808

Composition	12/31/2022
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	778,796,544	778,796,552			778,796,552
Repo transactions	192,852,624	192,852,627			192,852,627
Other financial assets	166,404,589	166,404,589			166,404,589
Loans and other financing	1,864,088,844			1,625,360,056	1,625,360,056
Other debt securities	1,866,140,944	1,593,543,746	257,439,650	299,898	1,851,283,294
Financial assets delivered as guarantee	95,353,885	95,353,886			95,353,886

Total	4,963,637,430	2,826,951,400	257,439,650	1,625,659,954	4,710,051,004

Financial liabilities
Deposits	4,033,959,266	2,021,273,290		2,009,393,334	4,030,666,624
Other financial liabilities	420,684,684	407,263,472	13,614,443		420,877,915
Financing received from the BCRA and other financial institutions	7,627,436	7,418,200	161,817		7,580,017
Issued corporate bonds	8,456,451		8,216,649		8,216,649
Subordinated corporate bonds	224,617,825		183,155,754		183,155,754

Total	4,695,345,662	2,435,954,962	205,148,663	2,009,393,334	4,650,496,959